Trade receivables (Schedule of Trade Receivables Days Past Due) (Details) - Trade receivables [member] - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial Assets	₪ 151,255	₪ 121,272
Not past due [member]
Disclosure of financial assets [line items]
Financial Assets	149,430	115,699
Less than 30 [member]
Disclosure of financial assets [line items]
Financial Assets	1,212	4,842
31-60 [member]
Disclosure of financial assets [line items]
Financial Assets	523	509
61-90 [member]
Disclosure of financial assets [line items]
Financial Assets	65	96
Greater than 90 [member]
Disclosure of financial assets [line items]
Financial Assets	₪ 25	₪ 126